Income Taxes (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income taxes, current		$ (1,981,365)	$ (2,384,491)	$ (1,356,052)
Income taxes, deferred		(696,880)	3,611,953	(317,002)
Income tax (expense) benefit		$ (2,678,245)	$ 1,227,462	$ (1,673,054)
Current income tax of Mexican companies to the total current income taxes (as a percent)		96.00%	90.00%	96.00%
Corporate income tax rate (as a percent)	30.00%	30.00%	30.00%	30.00%
MEXICO
Income Taxes
Corporate income tax rate (as a percent)		30.00%	30.00%	30.00%